JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited)

Investments	Shares (000)	Value ($000)

INVESTMENT COMPANIES — 93.0%
Alternative Assets — 1.3%
JPMorgan Realty Income Fund Class R6 Shares (a)	2,132	35,305

Fixed Income — 58.4%
JPMorgan Core Bond Fund Class R6 Shares (a)	66,794	744,089
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	20,919	165,680
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	9,297	63,682
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	4,262	29,235
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	3,297	29,077
JPMorgan High Yield Fund Class R6 Shares (a)	23,457	161,851
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	18,916	202,967
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	14,117	131,710

Total Fixed Income		1,528,291

International Equity — 13.3%
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	1,355	43,324
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	2,483	43,580
JPMorgan International Equity Fund Class R6 Shares (a)	6,816	126,293
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	7,112	136,193

Total International Equity		349,390

U.S. Equity — 20.0%
JPMorgan Equity Income Fund Class R6 Shares (a)	1,845	43,885
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	379	23,612
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	531	11,779
JPMorgan Small Cap Value Fund Class R6 Shares (a)	397	11,781
JPMorgan U.S. Equity Fund Class R6 Shares (a)	12,124	256,305
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,056	176,694

Total U.S. Equity		524,056

TOTAL INVESTMENT COMPANIES (Cost $2,228,309)		2,437,042

EXCHANGE-TRADED FUNDS — 5.3%
Alternative Assets — 0.5%
JPMorgan BetaBuilders MSCI US REIT ETF (a)	111	11,852

Fixed Income — 1.6%
JPMorgan High Yield Research Enhanced ETF (a)	844	41,274

International Equity — 1.0%
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	612	25,163

U.S. Equity — 2.2%
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	705	60,335

TOTAL EXCHANGE-TRADED FUNDS (Cost $126,615)		138,624

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.4%
U.S. Treasury Notes 0.13%, 1/31/2023 (b) (Cost $10,464)	10,497	10,373

	Shares (000)
SHORT-TERM INVESTMENTS — 3.6%
INVESTMENT COMPANIES — 3.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (c) (Cost $94,131)	94,131	94,131

Total Investments — 102.3% (Cost $2,459,519)		2,680,170
Liabilities in Excess of Other Assets — (2.3)%		(61,470)

Net Assets — 100.0%		2,618,700

Percentages indicated are based on net assets.

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of March 31, 2022 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
DJ US Real Estate Index	3	06/2022	USD	125	4
S&P 500 E-Mini Index	207	06/2022	USD	46,901	3,804
U.S. Treasury 10 Year Note	640	06/2022	USD	78,570	(2,436)

					1,372

Short Contracts
MSCI Emerging Markets E-Mini Index	(836)	06/2022	USD	(47,029)	(3,561)

					(2,189)

Abbreviations

MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$138,624	$—	$—	$138,624
Investment Companies	2,437,042	—	—	2,437,042
U.S. Treasury Obligations	—	10,373	—	10,373
Short-Term Investments
Investment Companies	94,131	—	—	94,131

Total Investments in Securities	$2,669,797	$10,373	$—	$2,680,170

Appreciation in Other Financial Instruments
Futures Contracts	$3,808	$—	$—	$3,808
Depreciation in Other Financial Instruments
Futures Contracts	(5,997)	—	—	(5,997)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(2,189)	$—	$—	$(2,189)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and ETFs, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into such Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

JPMorgan SmartRetirement® 2020 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2022 (Unaudited) (continued)

(Dollar values in thousands)

For the period ended March 31, 2022
Security Description	Value at June 30, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2022	Shares at March 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan ActiveBuilders Emerging Markets Equity ETF (a)	$—	$25,597	$—	$—	$(434)	$25,163	612	$—	$—
JPMorgan BetaBuilders MSCI US REIT ETF (a)	16,470	259	6,832	1,382	573	11,852	111	276	—
JPMorgan BetaBuilders U.S. Mid Cap Equity ETF (a)	71,627	4,662	13,359	3,273	(5,868)	60,335	705	468	—
JPMorgan Core Bond Fund Class R6 Shares (a)	899,837	65,086	161,775	824	(59,883)	744,089	66,794	12,580	5,753
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	—	167,230	—	—	(1,550)	165,680	20,919	123	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	67,643	11,444	5,994	(149)	(9,262)	63,682	9,297	2,066	—
JPMorgan Emerging Markets Equity Fund Class R6 Shares (a)	59,664	12,168	11,598	3,885	(20,795)	43,324	1,355	333	1,550
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	56,698	3,078	3,521	(700)	(11,975)	43,580	2,483	1,396	1,335
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	67,606	2,363	31,790	(4,503)	(4,441)	29,235	4,262	2,363	—
JPMorgan Equity Income Fund Class R6 Shares (a)	179,451	4,864	146,789	35,330	(28,971)	43,885	1,845	2,109	2,755
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	47,132	953	18,409	(1,028)	429	29,077	3,297	953	—
JPMorgan High Yield Fund Class R6 Shares (a)	124,668	63,517	19,685	850	(7,499)	161,851	23,457	4,002	—
JPMorgan High Yield Research Enhanced ETF (a)	140,677	—	91,333	(4,574)	(3,496)	41,274	844	4,089	—
JPMorgan Income Fund Class R6 Shares (a)	96,774	2,286	94,791	(2,962)	(1,307)	—	—	2,387	—
JPMorgan Inflation Managed Bond Fund Class R6 Shares (a)	269,612	4,422	68,707	3,275	(5,635)	202,967	18,916	4,422	—
JPMorgan International Equity Fund Class R6 Shares (a)	225,439	20,570	93,005	19,496	(46,207)	126,293	6,816	4,404	9,020
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	121,591	38,134	15,421	1,823	(9,934)	136,193	7,112	4,377	—
JPMorgan Large Cap Value Fund Class R6 Shares (a)	105,393	126	103,216	(6,521)	4,218	—	—	126	—
JPMorgan Realty Income Fund Class R6 Shares (a)	52,285	3,617	23,335	7,449	(4,711)	35,305	2,132	360	3,257
JPMorgan Short Duration Core Plus Fund Class R6 Shares (a)	512,947	14,498	374,850	(4,571)	(16,314)	131,710	14,117	5,421	1,083
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	24,462	8,300	4,641	311	(4,820)	23,612	379	91	3,958
JPMorgan Small Cap Growth Fund Class R6 Shares * (a)	8,044	6,134	—	—	(2,399)	11,779	531	—	846
JPMorgan Small Cap Value Fund Class R6 Shares (a)	10,797	2,507	—	—	(1,523)	11,781	397	55	1,523
JPMorgan U.S. Equity Fund Class R6 Shares (a)	224,449	100,740	60,565	(1,994)	(6,325)	256,305	12,124	1,581	28,533
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.26% (a) (b)	103,481	624,876	634,226	—	—	94,131	94,131	31	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	—	174,045	—	—	2,649	176,694	5,056	161	—

Total	$3,486,747	$1,361,476	$1,983,842	$50,896	$(245,480)	$2,669,797		$54,174	$59,613

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2022.
*	Non-income producing security.